Leases (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted average remaining lease term (years)	7 years 9 months 7 days	8 years 8 months 26 days
Weighted average discount rate	4.50%	4.50%